Organization (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Organization
Working capital	$ 12,929,942	$ 4,819,052
Retained earnings	44,880,846	44,837,004	$ 38,715,250	$ 33,822,124
Operating activities	$ (1,526,577)	$ 7,031,965	$ (1,869,543)